10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	$ 148	$ 171	$ 127
Salaries and social security charges
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	22	26	27
Benefits to employees
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	1	0	0
Accrual of defined benefit plans
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	1	0	1
Work contracts, fees and compensation for services
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	29	30	26
Compensation agreements
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	(1)	2	6
Depreciation of property, plant and equipment
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	9	9	3
Right-of-use assets amortization
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	1	0	0
Taxes, rates and contributions
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	25	33	28
Communications
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	6	7	8
Penalties
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	22	28	12
Net impairment losses on financial assets
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	21	28	11
Transport
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	9	6	4
Other
DisclosureOfSellingExpensesLineItems [Line Items]
Selling expenses	$ 3	$ 2	$ 1